United Bankshares, Inc. (Parent Company Only) Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	$ 257,153	$ 294,155
Securities available for sale	3,786,377	4,541,925
Securities held to maturity	1,020	1,020
Equity securities	8,945	7,629
Other investment securities	329,429	322,048
Goodwill	1,888,889	1,888,889
Other assets	276,413	304,535
Total Assets	29,926,482	29,489,380
Accrued expenses and other liabilities	213,134	189,729
Shareholders' equity (including other accumulated comprehensive losses of $259,681 and $332,732 at December 31, 2023 and 2022, respectively)	4,771,240	4,516,193	$ 4,718,628	$ 4,297,620
Total Liabilities and Shareholders' Equity	29,926,482	29,489,380
United Bankshares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	238,256	253,411
Securities available for sale	5,846	6,184
Securities held to maturity	20	20
Equity securities	3,735	2,490
Other investment securities	20,704	19,179
Bank subsidiaries	4,818,320	4,575,098
Nonbank subsidiaries	54,556	43,349
Goodwill	(16,715)	(16,715)
Other assets	28,315	24,993
Total Assets	5,153,037	4,908,009
Subordinated notes	0	9,892
Junior subordinated debentures of subsidiary trusts	278,617	276,989
Accrued expenses and other liabilities	103,180	104,935
Shareholders' equity (including other accumulated comprehensive losses of $259,681 and $332,732 at December 31, 2023 and 2022, respectively)	4,771,240	4,516,193
Total Liabilities and Shareholders' Equity	$ 5,153,037	$ 4,908,009